Note 7 - Financial Instruments - Fair Value Measurement Input Sensitivity (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Mar. 31, 2020
Statement Line Items [Line Items]
Derivative financial assets	$ 61,118	$ 65,145
Derivative financial liabilities	(188,004)	(189,706)
Total net derivative financial assets (liabilities)	(126,886)	(124,561)
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets
Derivative financial liabilities
Total net derivative financial assets (liabilities)
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets	6,206
Derivative financial liabilities		(38,676)
Total net derivative financial assets (liabilities)	6,206	(38,676)
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets	54,912	65,145
Derivative financial liabilities	(188,004)	(151,030)
Total net derivative financial assets (liabilities)	$ (133,092)	$ (85,885)